Concentrations, Risks and Uncertainties (Tables)	6 Months Ended
Apr. 30, 2025
Concentrations, Risks and Uncertainties [Abstract]
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers	The concentration of sales revenues generated by third-party customers was the following:
	Six Months Ended
	April 30, 2025		April 30, 2024
Customer A	965,210	99%	-	-%
Total	965,210	99%	-	-%